LOANS (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended		24 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2014
LOANS
Additional increase in the allowance for loan losses due to troubled debt restructurings	$ 11	$ 0	$ 11
Charge offs	0	5
Troubled Debt Restructurings
Number of Loans	2	2
Pre-Modification Outstanding Recorded Investment	276	231
Post-Modification Outstanding Recorded Investment	281	242
Period contractually past due under modified terms for which loan is considered to be in payment default			30 days
Number of Loans, With Subsequent Default	1	1
Recorded Investment	34	216
One-to-four-family
Troubled Debt Restructurings
Number of Loans	1	2
Pre-Modification Outstanding Recorded Investment	100	231
Post-Modification Outstanding Recorded Investment	100	242
Number of Loans, With Subsequent Default	1	1
Recorded Investment	34	216
Multi-family and commercial
Troubled Debt Restructurings
Number of Loans	1
Pre-Modification Outstanding Recorded Investment	176
Post-Modification Outstanding Recorded Investment	$ 181